SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2021 $ / shares	Aug. 31, 2021 g	Aug. 31, 2021 Share	Aug. 31, 2020 Share $ / shares
Disclosure Of Share Capital Information [Abstract]
Outstanding, beginning of period | Share			9,264,321	8,833,194
Granted during period | Share			1,255,000	2,125,000
Exercised during period | Share			(1,691,498)	(879,240)
Cancelled / Forfeited during period | Share			(1,030,550)	(814,633)
Outstanding, end of period		7,797,273	7,797,273	9,264,321
Outstanding, beginning of period, weighted average exercise price	$ 4.05			$ 4.23
Granted during period, weighted average exercise price	2.72			3.21
Exercised during period, weighted average exercise price	2.38			1.21
Cancelled / Forfeited during period, weighted average exercise price	6.76			6.20
Outstanding, end of period, weighted average exercise price	$ 3.84			$ 4.05